9. COMMON STOCK PURCHASE OPTIONS (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Common Stock Purchase Options Details
Unexercised options, beginning of year	1,010,000	1,010,000
Stock options issued during the year	820,000	0
Stock options canceled	(25,000)	0
Stock options expired	0	0
Stock options exercised	0	0
Unexercised options, end of year	1,805,000	1,010,000
Exercisable options, end of year	650,000	393,334